SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Accounting Policies [Abstract]
SCHEDULE OF FOREIGN CURRENCY TRANSLATION

For the six months ended June 30, 2026, the Company used the following exchange rates for its Vietnam subsidiary:

Period ended June 30, 2026
Balance sheet, except for equity accounts	₫	26,296	VND to $1 USD
Income statement and cash flows	₫	26,250	VND to $1 USD

Balance sheet, except for equity accounts	7.1721	RMB to $1 USD
Income statement and cash flows	7.2550	RMB to $1 USD

Period ended November 30, 2025
Balance sheet, except for equity accounts	¥7.0751	RMB to $1 USD
Income statement and cash flows	¥7.1300	RMB to $1 USD

Year ended December 31, 2024
Balance sheet, except for equity accounts	¥7.2994	RMB to $1 USD
Income statement and cash flows	¥7.1887	RMB to $1 USD

SCHEDULE OF REVENUE

	Three months ended		Six months ended
	June 30,		June 30,
	2026	2025	2026	2025
Revenues
Product revenue	$157,947	$749,313	$259,965	$1,971,116
Product revenue - related party	5,143	146,655	141,691	146,789
Revenue share - related party	774,087	501,307	1,720,137	1,071,895
Total revenues	$937,177	$1,397,275	$2,121,793	$3,189,800

The Company generated revenues of $5,980,847 and $10,200,957 for the years ended December 31, 2025 and 2024, respectively.

	Years ended
	December 31,
	2025	2024
Revenues
Product revenue	$2,346,474	$7,439,899
Product revenue - related party	515,756	6,270
Revenue share – related party	2,895,956	2,754,788
Intelligent Information Service – related party	222,661	-
Total revenues	$5,980,847	$10,200,957

SCHEDULE OF EARNINGS PER SHARE BASIC AND DILUTED

Basic and diluted loss per share were calculated as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
Basic loss per share:
Net loss	$(175,730)	$(228,913)	$(30,129)	$(306,090)
Less: income allocated to participating securities	$-	$-	$-	$-
Net loss allocated to common stockholders	$(175,730)	$(228,913)	$(30,129)	$(306,090)
Weighted-average shares outstanding – basic	22,600,363	18,000,000	22,598,291	18,000,000
Loss per share – basic	$(0.01)	$(0.01)	$(0.00)	$(0.02)
Diluted loss per share:
Net loss	$(175,730)	$(228,913)	$(30,129)	$(306,090)
Weighted-average shares outstanding – diluted	22,600,363	18,000,000	22,598,291	18,000,000
Loss per share – diluted	$(0.01)	$(0.01)	$(0.00)	$(0.02)

SCHEDULE OF PREVIOUSLY REPORTED CONSOLIDATED BALANCE SHEET

The effect of the revision on the Company’s previously reported consolidated balance sheet as of December 31, 2025 was as follows:

	As Previously Reported	Adjustment	As Revised
Accrued and other liabilities	$592,822	$109,022	$701,844
Accumulated deficit	$(27,229,088)	$(109,022)	$(27,338,109)

Consolidated Balance Sheet

As of December 31, 2025	As Previously Reported	Adjustment	As Restated
Accrued and other liabilities	$592,822	$109,022	$701,844
Total current liabilities	686,821	109,022	795,843
Total liabilities	746,384	109,022	855,406
Accumulated deficit	(27,229,088)	(109,022)	(27,338,110)
Total stockholders’ equity	10,426,202	(109,022)	10,317,180
Total liabilities and stockholders’ equity	$11,172,586	$—	$11,172,586

Consolidated Statement of Operations and Comprehensive Loss

Year Ended December 31, 2025	As Previously Reported	Adjustment	As Restated
General and administrative expenses	$2,687,250	$109,022	$2,796,272
Total operating expenses	3,358,314	109,022	3,467,336
Loss from operations	(505,166)	(109,022)	(614,188)
Loss before income taxes	(24,812,691)	(109,022)	(24,921,713)
Net loss	(24,817,342)	(109,022)	(24,926,364)
Total comprehensive loss	$(24,817,342)	$(109,022)	$(24,926,364)

Consolidated Statement of Changes in Stockholders’ Equity

Year Ended December 31, 2025	As Previously Reported	Adjustment	As Restated
Net loss	$(24,817,342)	$(109,022)	$(24,926,364)
Accumulated deficit, December 31, 2025	(27,229,088)	(109,022)	(27,338,110)
Total stockholders’ equity, December 31, 2025	$10,426,202	$(109,022)	$10,317,180

Consolidated Statement of Cash Flows

Year Ended December 31, 2025	As Previously Reported	Adjustment	As Restated
Net loss	$(24,817,342)	$(109,022)	$(24,926,364)
Accrued and other liabilities	373,007	109,022	482,029
Net cash used in operating activities	$(5,555,840)	$—	$(5,555,840)

SCHEDULE OF ROLL FORWARD OF LEVEL 3 FINANCIAL LIABILITIES (PIPE WARRANT LIABILITY)

The following table presents a roll forward of the Company’s Level 3 financial liabilities (PIPE Warrant liability) for the year ended December 31, 2025:

Description	Amount ($)
Beginning balance, January 1, 2025	-
Initial recognition at Closing Date (December 9, 2025)	13,798,400
Change in fair value of PIPE Warrant liability (December 30, 2025)	16,759,729
Reclassification to equity (December 30, 2025)	(30,558,129)
Ending balance, December 31, 2025	-